Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Basic weighted average common shares outstanding	119,245,581	120,713,535
Effect of options		6,636
Diluted weighted average common shares outstanding	119,245,581	120,720,171